LONG-TERM INVESTMENT - Change of share of results of associates (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LONG-TERM INVESTMENT
Beginning balance	$ 204,648
Addition	427,702	$ 204,648
Ending balance	$ 632,350	$ 204,648